CAPITAL MANAGEMENT - Computable Patrimonial Liability (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAPITAL MANAGEMENT
Tier One Ordinary Capital	$ 1,103,547,123	$ 1,084,581,259	$ 963,815,112
(Deductible concepts)	(358,337,148)	(307,588,949)	$ (292,328,570)
Computable Patrimonial Responsibility	745,209,975	776,992,310
Computable Patrimonial Responsability after compensations	$ 761,286,367	$ 813,326,021
Consolidated Tier 1 capital ratio	15.40%